UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004 Vanguard Energy Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.9%)

Air Transportation (0.2%)
*Offshore Logistics, Inc.	1,288	$ 49

Diversified Manufacturing (0.5%)
Ashland, Inc.	2,570	152

Energy Miscellaneous (3.0%)
Valero Energy Corp.	9,107	426
Sunoco, Inc.	2,831	234
*Tesoro Petroleum Corp.	2,864	95
*TETRA Technologies, Inc.	1,594	48
*Veritas DGC Inc.	2,030	48
Penn Virginia Corp.	1,091	47
*KFX, Inc.	2,979	45
Holly Corp.	1,378	39

		982

Machinery—Oil Well Equipment & Services (17.3%)
Schlumberger Ltd.	20,322	1,334
Halliburton Co.	15,467	640
Baker Hughes, Inc.	11,777	522
BJ Services Co.	5,880	298
*Nabors Industries, Inc.	5,492	286
*Weatherford International Ltd.	4,914	262
*Noble Corp.	4,968	241
*Smith International, Inc.	3,896	236
Patterson-UTI Energy, Inc.	6,564	131
*National-Oilwell, Inc.	3,452	125
*Cooper Cameron Corp.	2,240	117
*Rowan Cos., Inc.	4,476	116
*Varco International, Inc.	3,838	114
*Grant Prideco, Inc.	5,062	109
*Pride International, Inc.	5,072	99
*FMC Technologies Inc.	2,884	95
*Cal Dive International, Inc.	1,935	83
Helmerich & Payne, Inc.	2,351	77
*Key Energy Services, Inc.	6,095	76
*Seacor Holdings INC	1,030	57
*Hanover Compressor Co.	3,758	55
*Superior Energy Services, Inc.	3,694	54
*Oceaneering International, Inc.	1,390	53
CARBO Ceramics Inc.	654	51
*Hydrill Co.	1,009	47
*Global Industries Ltd.	5,273	45
*Core Laboratories NV	1,904	45
*Universal Compression Holdings, Inc.	1,146	43
*W-H Energy Services, Inc.	1,830	42
*Input/Output, Inc.	4,749	42
*Newpark Resources, Inc.	7,002	40
*Oil States International, Inc.	1,938	39
*Parker Drilling Co.	7,985	35
RPC Inc.	1,090	30
*Dril-Quip, Inc.	1,123	27
Gulf Island Fabrication, Inc.	1,245	26
*Hornbeck Offshore Services, Inc.	625	13

		5,705

Metal Fabricating (0.3%)
*Maverick Tube Corp.	2,256	72
*Lone Star Technologies, Inc.	1,270	40

		112

Offshore Drilling (3.1%)
*Transocean Inc.	11,382	458
GlobalSantaFe Corp.	7,424	233
ENSCO International, Inc.	5,783	181
Diamond Offshore Drilling, Inc.	2,744	103
*Atwood Oceanics, Inc.	910	48

		1,023

Oil—Crude Producers (18.9%)
Devon Energy Corp.	16,070	666
Burlington Resources, Inc.	13,833	642
Apache Corp.	11,518	623
Anadarko Petroleum Corp.	8,780	611
XTO Energy, Inc.	8,866	322
EOG Resources, Inc.	4,264	320
Kerr-McGee Corp.	4,940	307
Pioneer Natural Resources Co.	5,579	196
Chesapeake Energy Corp.	9,884	178
*Ultra Petroleum Corp.	2,981	157
*Newfield Exploration Co.	2,342	147
Noble Energy, Inc.	2,234	143
Pogo Producing Co.	2,546	129
Premcor, Inc.	2,586	115
Patina Oil & Gas Corp.	2,899	96
*Plains Exploration & Production Co.	3,296	92
*Forest Oil Corp.	2,412	82
*Houston Exploration Co.	1,313	79
*Cimarex Energy Co.	1,907	77
Cabot Oil & Gas Corp.	1,553	75
*Unit Corp.	1,838	73
Range Resources Corp.	3,431	71
*Denbury Resources, Inc.	2,386	69
St. Mary Land & Exploration Co.	1,598	69
Vintage Petroleum, Inc.	2,740	66
*Magnum Hunter Resources Inc.	4,478	60
*Stone Energy Corp.	1,248	60
*Spinnaker Exploration Co.	1,632	59
*Encore Acquisition Co.	1,538	54
*Grey Wolf, Inc.	9,759	54
*Quicksilver Resources, Inc.	1,538	53
Berry Petroleum Class A	1,091	51
*Swift Energy Co.	1,651	50
Frontier Oil Corp.	1,794	48
*Comstock Resources, Inc.	2,021	44
*Harvest Natural Resources, Inc.	2,376	43
*Remington Oil & Gas Corp.	1,460	42
*Whiting Petroleum Corp.	1,235	42
*Energy Partners, Ltd.	2,135	41
*Todco	2,137	37
*The Meridian Resource Corp.	4,831	33
*Atlas America, Inc.	698	22
*Petroleum Development Corp.	258	11
*Cheniere Energy, Inc.	147	8

		6,217

Oils—Integrated Domestic (13.9%)
ConocoPhillips Co.	34,767	3,164
Occidental Petroleum Corp.	13,618	820
Amerada Hess Corp.	3,016	268
Murphy Oil Corp.	3,051	260
*KCS Energy, Inc.	3,346	48
*Delta Petroleum Corp.	1,667	26

		4,586

Oils—Integrated International (38.2%)
ExxonMobil Corp.	127,965	6,558
ChevronTexaco Corp.	92,927	5,074
Marathon Oil Corp.	12,251	483
Unocal Corp.	9,422	434
*Endeavor International Corp.	6,699	29

		12,578

Services—Commercial (0.1%)
World Fuel Services Corp.	882	36

Shipping (0.8%)
OMI Corp.	4,149	89
Overseas Shipholding Group Inc.	1,186	78
*General Maritime Corp.	1,107	50
*Gulfmark Offshore, Inc.	1,487	31

		248

Transportation Miscellaneous (0.3%)
Tidewater Inc.	2,648	90

Utilities—Gas Distribution (1.5%)
Kinder Morgan, Inc.	3,647	253
*Southwestern Energy Co.	1,609	88
*Kinder Morgan Management, LLC	1,854	76
Western Gas Resources, Inc.	2,428	75

		492

Utilities—Gas Pipelines (1.8%)
Williams Cos., Inc.	18,905	315
El Paso Corp.	23,218	242
*Enbridge Energy Management LLC	742	35
*TransMontaigne Inc.	2,495	14

		606

TOTAL INVESTMENTS
(Cost $30,687)		32,876

OTHER ASSETS AND LIABILITIES-NET (0.1%)		22

NET ASSETS (100%)		$32,898

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $30,687,000. Net unrealized appreciation of investment securities for tax purposes was $2,189,000, consisting of unrealized gains of $2,285,000 on securities that had risen in value since their purchase and $96,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.